ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Accounts payable	$1,157,555	$618,622
Audit and legal fees accrual	661,388	404,883
Payroll liabilities	52,057	225,334
Other accrued liabilities	151	10,277
Total	$1,871,151	$1,259,116

All trade accounts payable amounts are unsecured, non-interest bearing and are generally payable within 30-90 days. The significant increase in trade accounts payable during the three months ended March 31, 2026 is primarily attributable to professional fees payable as the Company advances its capital markets efforts.

Payroll liabilities represent statutory source deductions withheld from employee compensation and remitted subsequent to the period end.

7.	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	2025	2024
Accounts payable	$618,622	$148,145
Payroll liabilities	225,334	-
Audit and legal fees accrual	404,883	95,000
Other accrued liabilities	10,277	750
Total	$1,259,116	$243,898

All trade accounts payable amounts are unsecured, non-interest bearing and are generally payable within 30-90 days. The significant increase in trade accounts payable during the year ended December 31, 2025 is primarily attributable to professional and consulting fees payable as the Company advances its development efforts and commercialization strategy.

Payroll liabilities represent statutory source deductions withheld from employee compensation and remitted subsequent to year end.